Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
	Summary Compensation Table (SCT) Total for		Average Summary	Average	Value of Initial Fixed $100 Investment
	Principal		Compensation	Compensation	Based On
	Executive	Compensation	Table	Actually Paid to	Total
	Officer	Actually Paid	Total for Non-	Non-PEO	Shareholder	Net (loss)
Year	(PEO)(1)	to PEO (2)	PEO NEOs (3)	NEOs (4)	Return (5)	income (6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2025	$453,081	$510,709	$421,137	$457,356	$357	$(13,784,000)

2024	$456,461	$701,902	$339,341	$455,363	$314	$(19,979,000)

2023	$748,095	$999,730	$542,263	$661,212	$223	$485,000

Named Executive Officers, Footnote [Text Block]
(1)	Reflect amount for Mark Duff, President and CEO for each corresponding year in the “Total Compensation” column of the Summary Compensation Table above.

PEO Total Compensation Amount	[1]	$ 453,081	$ 456,461	$ 748,095
PEO Actually Paid Compensation Amount	[2]	$ 510,709	701,902	999,730
Adjustment To PEO Compensation, Footnote [Text Block]

	Reported Summary	Reported	Equity	Compensation
	Compensation Table	Value of Equity	Award	Actually
	Total for PEO	Awards (a)	Adjustments (b)	Paid to PEO
Year	($)	($)	($)	($)
2025	$453,081	$-	$57,628	$510,709

2024	$456,461	$-	$245,441	$701,902

2023	$748,095	$(140,840)	$392,475	$999,730

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.

(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Award Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Award Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
Year	($)	($)	($)	($)	($)	($)	($)
2025	$-	$62,894	$-	$(5,266)	$-	$-	$57,628

2024	$-	$200,408	$-	$45,033	$-	$-	$245,441

2023	$245,070	$101,015	$-	$46,390	$-	$-	$392,475

Non-PEO NEO Average Total Compensation Amount	[3]	$ 421,137	339,341	542,263
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 457,356	455,363	661,212
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs
Year	($)	($)	($)	($)
2025	$421,137	$(74,715)	$110,934	$457,356

2024	$339,341	$-	$116,022	$455,363

2023	$542,263	$(65,390)	$184,339	$661,212

(a) The amount deducted or added in calculating the total average equity adjustments are as follows:

	Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Award Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Year over Year Change in Fair Value of Equity Award Granted in Prior Years that Vested in the Year	Fair Value at the Average End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Average Total Equity Award Adjustments
Year	($)	($)	($)	($)	($)	($)	($)
2025	$90,375	$22,415	$-	$(1,856)	$-	$-	$110,934

2024	$-	$94,968	$-	$21,054	$-	$-	$116,022

2023	$113,783	$48,478	$-	$22,078	$-	$-	$184,339

Total Shareholder Return Amount	[5]	$ 357	314	223
Net Income (Loss) Attributable to Parent	[6]	$ (13,784,000)	(19,979,000)	485,000
Additional 402(v) Disclosure [Text Block]

(2)	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Duff, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Duff during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Duff’s total compensation for each year to determine the “compensation actually paid” under Item 402(v) of Regulation S-K:

PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]			(140,840)
PEO [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]	57,628	245,441	392,475
PEO [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				245,070
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Award Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		62,894	200,408	101,015
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Year Over Year Change in Fair Value of Equity Award Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(5,266)	45,033	46,390
PEO [Member] | Fair Value at the end of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		57,628	245,441	392,475
PEO [Member] | Average Reported Value of Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(74,715)		(65,390)
PEO [Member] | Average Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		110,934	116,022	184,339
Non-PEO NEO [Member] | Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		90,375		113,783
Non-PEO NEO [Member] | Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Award Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		22,415	94,968	48,478
Non-PEO NEO [Member] | Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Average Year Over Year Change in Fair Value of Equity Award Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,856)	21,054	22,078
Non-PEO NEO [Member] | Average Fair Value at the end of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Average Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 110,934	$ 116,022	$ 184,339

[1]	Reflect amount for Mark Duff, President and CEO for each corresponding year in the “Total Compensation” column of the Summary Compensation Table above.
[2]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Duff, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Duff during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Duff’s total compensation for each year to determine the “compensation actually paid” under Item 402(v) of Regulation S-K:
[3]	For fiscal year 2025, amount reflects the average of the amounts reported for the Company’s NEO as a group (excluding Mr. Duff) in the “Total Compensation” column of the Summary Compensation Table. The names of each of the NEOs (excluding Mr. Duff) included for purposes of calculating the average amount for each of the fiscal years were Ben Naccarato, CFO; Dr. Louis Centofanti, EVP of Strategic Initiatives; and Richard Grondin, EVP of Hanford Waste Operations. For fiscal year 2023, the average amounts also included Andy Lombardo, who held the position of EVP of Nuclear and Technical Services and was an executive officer of the Company, until his retirement from the position effective January 1, 2024. For fiscal year, 2025, the average amounts also included Troy Eshleman, who was appointed to the position of COO of the Company effective January 23, 2025.
[4]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Duff), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to NEOs as a group (excluding Mr. Duff) during the applicable year. See Footnote (3) above for the NEOs (excluding Mr. Duff) included for each of the fiscal years. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Duff) for each year to determine the compensation actually paid, using the same methodology described in Note (2):
[5]	Reflects total shareholder return (“TSR”) based on a fixed investment of $100 on January 2, 2023.
[6]	The dollar amounts reported represent the amount of net (loss) income reflected in our consolidated audited financial statements for the applicable year.
[7]	The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.
[8]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows: